PROPERTY, PLANT AND EQUIPMENT, Summary (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ 3,137,276,275
Depreciation	201,961,353	$ 170,574,036	$ 173,677,316
Reversal of Impairment of PPE	0	52,126,669	0
End of the year	3,171,441,918	3,137,276,275
Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,011,217,714
End of the year	962,278,960	1,011,217,714
Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	311,525,364
End of the year	314,247,975	311,525,364
Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	821,396
End of the year	781,056	821,396
Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	19,500,638
End of the year	23,066,776	19,500,638
Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	9,987,381
End of the year	11,895,235	9,987,381
Subtotal Assets Related to Natural Gas Transportation Segment Regulated by ENARGAS [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,353,052,493
End of the year	1,312,270,002	1,353,052,493
Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	389,228,668
End of the year	394,495,075	389,228,668
Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	10,799,205
End of the year	5,464,904	10,799,205
Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	635,557,297
End of the year	835,581,167	635,557,297
Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	19,117,950
End of the year	20,119,494	19,117,950
Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,146,684
End of the year	1,345,089	2,146,684
Subtotal Assets Related to Midstream and Liquids Production and Commercialization Segments [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,056,849,804
End of the year	1,257,005,729	1,056,849,804
Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	15,842,034
End of the year	15,842,034	15,842,034
Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	85,220,779
End of the year	83,592,532	85,220,779
Fittings and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	9,503,335
End of the year	8,199,499	9,503,335
Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	10,062,495
End of the year	11,122,029	10,062,495
UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0
End of the year	0	0
Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	46,454,589
End of the year	40,940,354	46,454,589
Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	6,572,614
End of the year	8,405,321	6,572,614
Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	448,899
End of the year	474,909	448,899
Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	172,298,031
End of the year	187,323,382	172,298,031
Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	18,525,798
End of the year	18,525,798	18,525,798
Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	362,445,404
End of the year	227,740,329	362,445,404
Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	6,438,139,665	6,038,057,365
Additions	242,977,648	415,085,387
Retirements	12,851,812	15,003,087
Transfers	0	0
End of the year	6,668,265,501	6,438,139,665	6,038,057,365
Cost [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,433,488,565	2,416,011,391
Additions	0	112,291
Retirements	0	5,191,384
Transfers	14,941,551	22,556,267
End of the year	2,448,430,116	2,433,488,565	2,416,011,391
Cost [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,134,480,070	1,104,314,243
Additions	0	86,463
Retirements	0	7,089,027
Transfers	43,197,182	37,168,391
End of the year	1,177,677,252	1,134,480,070	1,104,314,243
Cost [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,299,630	945,849
Additions	0	0
Retirements	0	0
Transfers	0	353,781
End of the year	1,299,630	1,299,630	945,849
Cost [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	92,205,769	89,042,422
Additions	371,643	0
Retirements	0	655,781
Transfers	4,542,838	3,819,128
End of the year	97,120,250	92,205,769	89,042,422
Cost [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	25,830,433	22,840,002
Additions	0	0
Retirements	0	0
Transfers	2,797,073	2,990,431
End of the year	28,627,506	25,830,433	22,840,002
Cost [Member] | Subtotal Assets Related to Natural Gas Transportation Segment Regulated by ENARGAS [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	3,687,304,467	3,633,153,907
Additions	371,643	198,754
Retirements	0	12,936,192
Transfers	65,478,644	66,887,998
End of the year	3,753,154,754	3,687,304,467	3,633,153,907
Cost [Member] | Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	461,364,152	460,094,143
Additions	0	0
Retirements	0	0
Transfers	20,953,090	1,270,009
End of the year	482,317,242	461,364,152	460,094,143
Cost [Member] | Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	76,152,076	76,151,455
Additions	0	0
Retirements	0	0
Transfers	941,920	621
End of the year	77,093,996	76,152,076	76,151,455
Cost [Member] | Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,094,402,809	831,859,147
Additions	66,434	0
Retirements	309,674	112,769
Transfers	247,537,848	262,656,431
End of the year	1,341,697,417	1,094,402,809	831,859,147
Cost [Member] | Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	26,954,481	25,270,325
Additions	0	0
Retirements	0	0
Transfers	2,045,465	1,684,156
End of the year	28,999,946	26,954,481	25,270,325
Cost [Member] | Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	9,708,169	9,708,169
Additions	0	0
Retirements	0	0
Transfers	0	0
End of the year	9,708,169	9,708,169	9,708,169
Cost [Member] | Subtotal Assets Related to Midstream and Liquids Production and Commercialization Segments [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,668,581,687	1,403,083,239
Additions	66,434	0
Retirements	309,674	112,769
Transfers	271,478,323	265,611,217
End of the year	1,939,816,770	1,668,581,687	1,403,083,239
Cost [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	15,842,034	15,357,548
Additions	0	0
Retirements	0	0
Transfers	0	484,486
End of the year	15,842,034	15,842,034	15,357,548
Cost [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	166,770,156	155,391,347
Additions	0	0
Retirements	0	331,950
Transfers	2,567,938	11,710,759
End of the year	169,338,094	166,770,156	155,391,347
Cost [Member] | Fittings and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	16,813,485	17,000,512
Additions	0	0
Retirements	0	0
Transfers	175,049	(187,027)
End of the year	16,988,534	16,813,485	17,000,512
Cost [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	54,511,025	51,170,215
Additions	5,209,584	3,185,088
Retirements	4,186,032	5,094
Transfers	5,970	160,816
End of the year	55,540,547	54,511,025	51,170,215
Cost [Member] | UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	32,479	32,479
Additions	0	0
Retirements	0	0
Transfers	0	0
End of the year	32,479	32,479	32,479
Cost [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	241,152,392	227,218,701
Additions	253,524	0
Retirements	623,056	0
Transfers	7,378,494	13,933,691
End of the year	248,161,354	241,152,392	227,218,701
Cost [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	24,152,066	21,767,906
Additions	3,956,200	2,827,933
Retirements	2,110,841	446,144
Transfers	2,658	2,371
End of the year	26,000,083	24,152,066	21,767,906
Cost [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	8,723,479	8,635,219
Additions	0	568
Retirements	0	0
Transfers	90,702	87,692
End of the year	8,814,181	8,723,479	8,635,219
Cost [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	172,298,031	143,835,898
Additions	56,081,856	85,494,627
Retirements	4,632,647	1,170,938
Transfers	(36,423,858)	(55,861,556)
End of the year	187,323,382	172,298,031	143,835,898
Cost [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	19,512,960	19,512,960
Additions	0	0
Retirements	0	0
Transfers	0	0
End of the year	19,512,960	19,512,960	19,512,960
Cost [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	362,445,404	341,897,434
Additions	177,038,407	323,378,417
Retirements	989,562	0
Transfers	(310,753,920)	(302,830,447)
End of the year	227,740,329	362,445,404	341,897,434
Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(3,300,863,390)
Retirements	(6,001,160)
Depreciation	201,961,353
End of the year	(3,496,823,583)	(3,300,863,390)
Depreciation and Impairment [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(1,422,270,851)
Retirements	0
Depreciation	$ 63,880,305
Depreciation rate %	2.20%
End of the year	$ (1,486,151,156)	(1,422,270,851)
Depreciation and Impairment [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(822,954,706)
Retirements	0
Depreciation	40,474,571
End of the year	$ (863,429,277)	$ (822,954,706)
Depreciation and Impairment [Member] | Compressor Plants [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	3.30%	3.30%
Depreciation and Impairment [Member] | Compressor Plants [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	25.00%	25.00%
Depreciation and Impairment [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ (478,234)
Retirements	0
Depreciation	$ 40,340
Depreciation rate %	3.30%
End of the year	$ (518,574)	$ (478,234)
Depreciation and Impairment [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(72,705,131)
Retirements	0
Depreciation	$ 1,348,343
Depreciation rate %	4.00%
End of the year	$ (74,053,474)	(72,705,131)
Depreciation and Impairment [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(15,843,052)
Retirements	0
Depreciation	$ 889,219
Depreciation rate %	6.70%
End of the year	$ (16,732,271)	(15,843,052)
Depreciation and Impairment [Member] | Subtotal Assets Related to Natural Gas Transportation Segment Regulated by ENARGAS [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(2,334,251,974)
Retirements	0
Depreciation	106,632,778
End of the year	(2,440,884,752)	(2,334,251,974)
Depreciation and Impairment [Member] | Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(72,135,484)
Retirements	0
Depreciation	$ 15,686,683
Depreciation rate %	2.20%
End of the year	$ (87,822,167)	(72,135,484)
Depreciation and Impairment [Member] | Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(65,352,871)
Retirements	0
Depreciation	6,276,221
End of the year	$ (71,629,092)	$ (65,352,871)
Depreciation and Impairment [Member] | Non-regulated segment Compressor plants [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	3.30%	3.30%
Depreciation and Impairment [Member] | Non-regulated segment Compressor plants [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	25.00%	25.00%
Depreciation and Impairment [Member] | Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ (458,845,512)
Retirements	(90,677)
Depreciation	$ 47,361,415
Depreciation rate %	3.30%
End of the year	$ (506,116,250)	$ (458,845,512)
Depreciation and Impairment [Member] | Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(7,836,531)
Retirements	0
Depreciation	$ 1,043,921
Depreciation rate %	4.00%
End of the year	$ (8,880,452)	(7,836,531)
Depreciation and Impairment [Member] | Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(7,561,485)
Retirements	0
Depreciation	$ 801,595
Depreciation rate %	6.70%
End of the year	$ (8,363,080)	(7,561,485)
Depreciation and Impairment [Member] | Subtotal Assets Related to Midstream and Liquids Production and Commercialization Segments [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(611,731,883)
Retirements	(90,677)
Depreciation	71,169,835
End of the year	(682,811,041)	(611,731,883)
Depreciation and Impairment [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0
Retirements	0
Depreciation	$ 0
Depreciation rate %	0.00%
End of the year	$ 0	0
Depreciation and Impairment [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(81,549,377)
Retirements	0
Depreciation	$ 4,196,185
Depreciation rate %	2.00%
End of the year	$ (85,745,562)	(81,549,377)
Depreciation and Impairment [Member] | Fittings and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(7,310,150)
Retirements	0
Depreciation	$ 1,478,885
Depreciation rate %	4.00%
End of the year	$ (8,789,035)	(7,310,150)
Depreciation and Impairment [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(44,448,530)
Retirements	(3,499,816)
Depreciation	3,469,804
End of the year	$ (44,418,518)	$ (44,448,530)
Depreciation and Impairment [Member] | Machinery, Equipment and Tools [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Depreciation and Impairment [Member] | Machinery, Equipment and Tools [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	10.00%	10.00%
Depreciation and Impairment [Member] | UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ (32,479)
Retirements	0
Depreciation	0
End of the year	$ (32,479)	$ (32,479)
Depreciation and Impairment [Member] | UT Machinery, Equipment and Tools [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Depreciation and Impairment [Member] | UT Machinery, Equipment and Tools [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	10.00%	10.00%
Depreciation and Impairment [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ (194,697,803)
Retirements	(585,710)
Depreciation	13,108,907
End of the year	$ (207,221,000)	$ (194,697,803)
Depreciation and Impairment [Member] | Computers and Telecommunication Systems [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Depreciation and Impairment [Member] | Computers and Telecommunication Systems [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	20.00%	20.00%
Depreciation and Impairment [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ (17,579,452)
Retirements	(1,824,957)
Depreciation	$ 1,840,267
Depreciation rate %	20.00%
End of the year	$ (17,594,762)	$ (17,579,452)
Depreciation and Impairment [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(8,274,580)
Retirements	0
Depreciation	$ 64,692
Depreciation rate %	10.00%
End of the year	$ (8,339,272)	(8,274,580)
Depreciation and Impairment [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0
Retirements	0
Depreciation	$ 0
Depreciation rate %	0.00%
End of the year	$ 0	0
Depreciation and Impairment [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(987,162)
Retirements	0
Depreciation	$ 0
Depreciation rate %	0.00%
End of the year	$ (987,162)	(987,162)
Depreciation and Impairment [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0
Retirements	0
Depreciation	$ 0
Depreciation rate %	0.00%
End of the year	$ 0	0
Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(3,352,990,059)	(3,193,717,642)
Retirements		(11,301,619)
Depreciation		170,574,036
Reversal of Impairment of PPE		(52,126,669)
End of the year		(3,352,990,059)	(3,193,717,642)
Depreciation [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(1,461,885,454)	(1,410,424,830)
Retirements		(3,607,638)
Depreciation		$ 55,068,262
Depreciation rate %		2.20%
Reversal of Impairment of PPE		$ (39,614,603)
End of the year		(1,461,885,454)	(1,410,424,830)
Depreciation [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(834,853,468)	(802,786,118)
Retirements		(6,539,215)
Depreciation		38,606,565
Reversal of Impairment of PPE		(11,898,762)
End of the year		(834,853,468)	(802,786,118)
Depreciation [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(497,302)	(466,621)
Retirements		0
Depreciation		$ 30,681
Depreciation rate %		3.30%
Reversal of Impairment of PPE		$ (19,068)
End of the year		(497,302)	(466,621)
Depreciation [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(73,235,951)	(71,434,720)
Retirements		(463,202)
Depreciation		$ 2,264,433
Depreciation rate %		4.00%
Reversal of Impairment of PPE		$ (530,820)
End of the year		(73,235,951)	(71,434,720)
Depreciation [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(15,906,468)	(15,130,471)
Retirements		0
Depreciation		$ 775,997
Depreciation rate %		6.70%
Reversal of Impairment of PPE		$ (63,416)
End of the year		(15,906,468)	(15,130,471)
Depreciation [Member] | Subtotal Assets Related to Natural Gas Transportation Segment Regulated by ENARGAS [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(2,386,378,643)	(2,300,242,760)
Retirements		(10,610,055)
Depreciation		96,745,938
Reversal of Impairment of PPE		(52,126,669)
End of the year		(2,386,378,643)	(2,300,242,760)
Depreciation [Member] | Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(72,135,484)	(56,878,478)
Retirements		0
Depreciation		$ 15,257,006
Depreciation rate %		2.20%
Reversal of Impairment of PPE		$ 0
End of the year		(72,135,484)	(56,878,478)
Depreciation [Member] | Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(65,352,871)	(58,775,071)
Retirements		0
Depreciation		6,577,800
Reversal of Impairment of PPE		0
End of the year		(65,352,871)	(58,775,071)
Depreciation [Member] | Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(458,845,512)	(431,388,127)
Retirements		(38,999)
Depreciation		$ 27,496,384
Depreciation rate %		3.30%
Reversal of Impairment of PPE		$ 0
End of the year		(458,845,512)	(431,388,127)
Depreciation [Member] | Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(7,836,531)	(6,658,963)
Retirements		0
Depreciation		$ 1,177,568
Depreciation rate %		4.00%
Reversal of Impairment of PPE		$ 0
End of the year		(7,836,531)	(6,658,963)
Depreciation [Member] | Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(7,561,485)	(6,759,890)
Retirements		0
Depreciation		$ 801,595
Depreciation rate %		6.70%
Reversal of Impairment of PPE		$ 0
End of the year		(7,561,485)	(6,759,890)
Depreciation [Member] | Subtotal Assets Related to Midstream and Liquids Production and Commercialization Segments [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(611,731,883)	(560,460,529)
Retirements		(38,999)
Depreciation		51,310,353
Reversal of Impairment of PPE		0
End of the year		(611,731,883)	(560,460,529)
Depreciation [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0	0
Retirements		0
Depreciation		$ 0
Depreciation rate %		0.00%
Reversal of Impairment of PPE		$ 0
End of the year		0	0
Depreciation [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(81,549,377)	(77,713,448)
Retirements		(201,327)
Depreciation		$ 4,037,256
Depreciation rate %		2.00%
Reversal of Impairment of PPE		$ 0
End of the year		(81,549,377)	(77,713,448)
Depreciation [Member] | Fittings and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(7,310,150)	(5,837,768)
Retirements		0
Depreciation		$ 1,472,382
Depreciation rate %		4.00%
Reversal of Impairment of PPE		$ 0
End of the year		(7,310,150)	(5,837,768)
Depreciation [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(44,448,530)	(40,789,054)
Retirements		(5,094)
Depreciation		3,664,570
Reversal of Impairment of PPE		0
End of the year		(44,448,530)	(40,789,054)
Depreciation [Member] | UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(32,479)	(32,479)
Retirements		0
Depreciation		0
Reversal of Impairment of PPE		0
End of the year		(32,479)	(32,479)
Depreciation [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(194,697,803)	(183,083,677)
Retirements		0
Depreciation		11,614,126
Reversal of Impairment of PPE		0
End of the year		(194,697,803)	(183,083,677)
Depreciation [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(17,579,452)	(16,368,950)
Retirements		(446,144)
Depreciation		$ 1,656,646
Depreciation rate %		20.00%
Reversal of Impairment of PPE		$ 0
End of the year		(17,579,452)	(16,368,950)
Depreciation [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(8,274,580)	(8,201,815)
Retirements		0
Depreciation		$ 72,765
Depreciation rate %		10.00%
Reversal of Impairment of PPE		$ 0
End of the year		(8,274,580)	(8,201,815)
Depreciation [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0	0
Retirements		0
Depreciation		$ 0
Depreciation rate %		0.00%
Reversal of Impairment of PPE		$ 0
End of the year		0	0
Depreciation [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(987,162)	(987,162)
Retirements		0
Depreciation		$ 0
Depreciation rate %		0.00%
Reversal of Impairment of PPE		$ 0
End of the year		(987,162)	(987,162)
Depreciation [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ 0	0
Retirements		0
Depreciation		$ 0
Depreciation rate %		0.00%
Reversal of Impairment of PPE		$ 0
End of the year		$ 0	$ 0